Subsidiaries - Summary of Subsidiaries (Details)		12 Months Ended
	Oct. 23, 2025	Dec. 31, 2025
Driftwood Pipeline LLC
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in associate	20.00%
Driftwood Pipeline LLC | Woodside Energy (LA) Investments LLC
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in associate		20.00%
Blue Ocean Seismic Services Limited | Woodside Energy Technologies Pty Ltd
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in associate		16.17%
Oakbio Inc | Woodside Energy Technologies Pty Ltd
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in associate		25.32%
International Gas Transportation Company Limited | Woodside Energy (North West Shelf) Pty Ltd
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in associate		16.67%
International Gas Transportation Company Limited | Woodside Petroleum Holdings Pty Ltd
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in associate		16.67%
Iwilei District Participating Parties LLC | Woodside Energy Hawaii Inc.
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in associate		14.96%
Caesar Oil Pipeline Company LLC | Woodside Energy (Deepwater) Inc.
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in associate		25.00%
Cleopatra Gas Gathering Company LLC | Woodside Energy (Deepwater) Inc.
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in associate		22.00%
Marine Well Containment Company LLC | Woodside Energy (Deepwater) Inc.
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in associate		13.08%
Burrup Facilities Company Pty Ltd | Kansai Electric Power Australia Pty Ltd and MidOcean
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interests held by non-controlling interests		5.00%
Burrup Train 1 Pty Ltd | Kansai Electric Power Australia Pty Ltd and MidOcean
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interests held by non-controlling interests		5.00%
Pluto LNG Pty Ltd | Kansai Electric Power Australia Pty Ltd and MidOcean
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interests held by non-controlling interests		5.00%
Louisiana LNG LLC | Williams Louisiana LNG LLC
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interests held by non-controlling interests		10.00%
Louisiana LNG Infrastructure LLC | Stonepeak Wallaby Acquiror LP
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interests held by non-controlling interests		40.00%
Proportion of ownership interest in subsidiary		57.00%
PT Woodside Energy Indonesia | Woodside Energy Holdings Pty Ltd
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in subsidiary		99.00%
PT Woodside Energy Indonesia | Woodside Energy Ltd
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in subsidiary		1.00%
Woodside Energy (Tanzania) Limited | Woodside Energy Holdings Pty Ltd
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in subsidiary		99.99%
Woodside Energia (Brasil) Apoio Administrativo Ltda | Woodside Energy Holdings (South America) Pty Ltd
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in subsidiary		87.64%
KM LNG Operating General Partnership | Woodside Energy International (Canada) Limited
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in subsidiary		99.99%
KM LNG Operating General Partnership | Woodside Energy (Canada LNG) Limited
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in subsidiary		0.01%
LakesEntrance Private Limited | Woodside Energy Holdings Pty Ltd
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in subsidiary		1.00%
LakesEntrance Private Limited | Woodside Energy Ltd
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in subsidiary		99.00%
Perdido Mexico Pipeline Holdings, S.A. de C.V | Woodside Energy Global Holdings Pty Ltd
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in subsidiary		99.99%
Perdido Mexico Pipeline Holdings, S.A. de C.V | Woodside Energy Investments Pty Ltd
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in subsidiary		0.01%
Perdido Mexico Pipeline, S. de R.L. de C.V | Woodside Energy Investments Pty Ltd
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in subsidiary		0.01%
Perdido Mexico Pipeline, S. de R.L. de C.V | Perdido Mexico Pipeline Holdings, S.A. de C.V
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in subsidiary		99.99%
Woodside Energia Brasil Investimentos Ltda. | Woodside Energy Global Holdings Pty Ltd
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in subsidiary		0.03%
Woodside Energia Brasil Investimentos Ltda. | Woodside Energy Investments Pty Ltd
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in subsidiary		99.97%
Woodside Energia Brasil Exploração e Produção Ltda. | Woodside Energia Brasil Investimentos Ltda.
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in subsidiary		99.99%
Woodside Energy USA Operations Inc | Woodside Energy Global Holdings Pty Ltd
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in subsidiary		37.67%
Proportion of voting rights held in subsidiary		90.00%
Woodside Energy USA Operations Inc | Woodside Energy Holdings LLC
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of ownership interest in subsidiary		62.33%
Proportion of voting rights held in subsidiary		10.00%
Woodside Energia Servicios Administrativos, S. de R.L. de C.V | Woodside Energy (Mexico) Limited
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of voting rights held in subsidiary		99.00%
Woodside Energia Servicios Administrativos, S. de R.L. de C.V | Woodside Energy (Mexico Holdings) LLC
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of voting rights held in subsidiary		1.00%
Woodside Energia Servicios de Mexico, S. de R.L. de C.V | Woodside Energy (Mexico) Limited
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of voting rights held in subsidiary		99.00%
Woodside Energia Servicios de Mexico, S. de R.L. de C.V | Woodside Energy (Mexico Holdings) LLC
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of voting rights held in subsidiary		1.00%
Operaciones Conjuntas, S. de R.L. de C.V | Woodside Energy (Mexico) Limited
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of voting rights held in subsidiary		99.00%
Operaciones Conjuntas, S. de R.L. de C.V | Woodside Energy (Mexico Holdings) LLC
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of voting rights held in subsidiary		1.00%
Woodside Energia Holdings de Mexico, S. de R.L. de C.V | Woodside Energy (Mexico) Limited
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of voting rights held in subsidiary		99.99%
Woodside Energia Holdings de Mexico, S. de R.L. de C.V | Woodside Energy (Mexico Holdings) LLC
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of voting rights held in subsidiary		0.01%
Woodside Petroleo Operaciones de Mexico, S. de R.L. de C.V | Woodside Energy (Mexico Holdings) LLC
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of voting rights held in subsidiary		1.00%
Woodside Petroleo Operaciones de Mexico, S. de R.L. de C.V | Woodside Energia Holdings de Mexico, S. de R.L. de C.V
Disclosure Of Significant Investments In Subsidiaries With Material Noncontrolling Interest [Line Items]
Proportion of voting rights held in subsidiary		99.00%